Statement of Changes in Net Assets Available for Benefits - EBP 012	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 286,572,356
Interest, dividends and other	4,031,585
Total investment income	290,603,941
Interest income on notes receivable from participants	1,411,324
Contributions:
Participant	57,164,229
Employer	36,128,656
Rollover	8,119,962
Total contributions	101,412,847
Total additions	393,428,112
Deductions:
Benefits paid to participants	(223,228,057)
Administrative expenses	(1,061,133)
Total deductions	(224,289,190)
Net increase	169,138,922
Net assets available for benefits - beginning of year	1,765,137,394
Net assets available for benefits - end of year	$ 1,934,276,316